Offerings - Offering: 1	Jan. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	5,000,000,000
Maximum Aggregate Offering Price	$ 5,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 690,500.00
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee. A total of $5,000,000,000 of common shares of beneficial interest, par value $0.01 per share, were previously registered. This post-effective amendment registers an additional $5,000,000,000 of common shares, resulting in a total of $10,000,000,000 in registered common shares. Being registered pursuant to this Registration Statement. Calculated pursuant to Rule 457(o) and paid in connection with the filing of this Registration Statement on January 29, 2026.